Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net income/(loss) from continuing operations before income tax	$ (13,045)	$ (23,459)	$ (28,898)
Statutory tax rate	14.00%	14.00%	14.00%
Expected income tax (expense)/recovery	$ 1,825	$ 3,282	$ 4,043
Change in valuation allowance	(3,129)	(2,849)	(631)
Change in tax loss carryforwards	5,760	(341)	(3,411)
Add back loss carryforwards used for the debt remission by WISeKey Semiconductors SAS	1,342
Permanent Difference	(2,560)	(105)	(10)
Income tax income / (expense) from continuing operations	$ 3,238	$ (13)	$ (9)